INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Deferred taxes	$ 4,350	$ (5,408)
Short-term Assets [Member]
Income Tax Disclosure [Line Items]
Deferred taxes	901	0
Long-term Assets [Member]
Income Tax Disclosure [Line Items]
Deferred taxes	3,449	0
Long-term Liabilities [Member]
Income Tax Disclosure [Line Items]
Deferred taxes	$ 0	$ (5,408)